Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 7,114	¥ 47,744	¥ 45,969	¥ 45,860
Direct costs
Property, plant and equipment, net
Depreciation expense	4,597	30,848	30,055	29,883
Research and development
Property, plant and equipment, net
Depreciation expense	202	1,358	1,138	1,372
Sales and marketing
Property, plant and equipment, net
Depreciation expense	502	3,371	3,217	3,051
General and administrative
Property, plant and equipment, net
Depreciation expense	$ 1,813	¥ 12,167	¥ 11,559	¥ 11,554